Trademark License Agreement	6 Months Ended
Jul. 31, 2012
Trademark License Agreement [Abstract]
Trademark License Agreement

Note 4. Trademark License Agreement

Trademark License Agreement with Marley Coffee, LLC

The Company entered into a license agreement with Marley Coffee, LLC ("MCL"), effective March 31, 2010 (the "MLC Trademark License Agreement"), pursuant to which it acquired the worldwide right to use and sublicense, the intellectual property rights, including the "Marley Coffee" trademarks relating to the late reggae performer, Robert Nesta Marley, professionally known as Bob Marley, including "Marley Coffee" (the "Trademarks"). Rohan Marley, a director of the Company, serves as the managing member of MCL, a private limited liability company, and is the beneficial owner of one-third of its membership interests.

Fifty Six Hope Road Music Limited, a Bahamas international business company ("Fifty Six Hope Road"), owns and controls the intellectual property rights in and to the late reggae performer, Bob Marley, including the "Trademarks. Fifty Six Hope Road granted a worldwide exclusive, terminable oral license to MCL to utilize the Trademarks and for MCL to grant to the Company an exclusive, terminable sub-license to use the Trademark.

The consideration for the MCL Trademark License Agreement was as follows:

(1)	The Company entered into the Asset Purchase Agreement to sell all its interests in its Branding Development and Business Plan Development to MCL;
(2)	The Company assigned an agreement entered with Rohan Marley, proprietor of farmland and improvements thereon located in Jamaica (the "Farm") to lease the Farm commencing February 15, 2008 (the "Farm Lease Agreement") to MCL and transferred to MCL all its interest in the Farm Lease Agreement and leasehold improvements on the Farm;
(3)	The Company agreed to issue to MCL ten million (10,000,000) shares of common stock of the Company as follows:
•	One Million (1,000,000) shares upon the execution of the Trademark License Agreement, which shares were issued and delivered in December 2010; and
•	One Million (1,000,000) shares on each anniversary of the execution of the Trademark License Agreement for the following nine years. (See Note 5).

In accordance with FASB ASC 505-25- "Share-Based payments to Non Employees," management recorded the transaction based on the estimated fair value of the perpetual license at the measurement date of March 2010 (the date when the license, and its underlying rights were delivered to the Company and MCL's performance was completed). There are no further performance conditions required by MCL.

On June 15, 2010, the Company retained an independent business valuation service to provide financial advisory assistance in the accounting of the acquisition of the Trademark License Agreement, in accordance with FASB ASC Topic 820 guidelines, and to assist the Company in one or more of the following: (i) determining the Trademarks value and (ii) determining the fair valuation of the consideration (common stock) provided for in the acquisition using income, market and cost-oriented methods according to FASB ASC Topic 820. According to the valuation report dated June 19, 2010, the following factors were taken into consideration by the Valuation Service:

•	the nature of the business and the history of the Company since inception;
•	the economic outlook in general and the condition or outlook of the coffee industry;
•	the book value of the business and the financial condition of the Company;
•	the relief from royalty payments associated with using trademarks;
•	the dividend-paying capacity of the Company;
•	sales of stock and the size of the block of stock to be valued; and
•	the market prices of securities of corporations engaged in the same or a similar line of business and actively traded in a free and open market, either on an exchange or over-the-counter basis.

Based on the analysis, management estimated that the fair market value of the Trademark License Agreement upon acquisition was $640,000. In addition, during 2011, the Company assumed additional obligations from MCL totaling $126,000 in consideration of amending the license.

The MCL Trademark License Agreement has an indefinite life and is not being amortized. Management of the Company reviewed the valuation report and was satisfied that the report fairly valued the transaction. Management evaluated the carrying value of the MCL Trademark License Agreement and determined that no impairment existed at July 31, 2012.

On September 13, 2012 and effective August 7, 2012, MCL and the Company terminated the MCL Trademark License Agreement and entered into a new license and trademark agreement with Fifty Six Hope Road. See Note 12 under the caption "New Trademark Agreement Relating to the 'Marley Coffee' Trademarks/Termination of Obligation to Issue Additional Shares to MCL."